Warrants (Tables)	3 Months Ended
Mar. 31, 2024
Warrants [Abstract]
Schedule of Liability-Classified Warrants	Liability-classified warrants
	As of
	March 31,	December 31,
	2024	2023
Carlyle warrants	$3,086	$9,515
Replacement warrants	5	1,310
Public warrants	437	167
Private placements warrants	318	122
Working capital warrants	36	13
	$3,882	$11,127